Organization - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
BORQS International [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation/ Acquisition	Jul. 27, 2007
Place of incorporation	Cayman
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Holding company
BORQS Hong Kong Limited (“Borqs HK”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation/ Acquisition	Jul. 19, 2007
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation/ Acquisition	Sep. 04, 2007
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of software and service solutions and hardware products sales
BORQS Chongqing Ltd. (“Borqs Chongqing”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation/ Acquisition	Aug. 17, 2010
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of software and service solutions and hardware products sales